Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ (5.0)	$ (16.0)	$ (85.0)	$ 6.0